Pensions and other post retirement benefits - Security arrangements (Details) - UK - Pensions - GBP (£)	Apr. 01, 2020	Mar. 31, 2020
National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Value of security arrangements		£ 315,000,000
Additional amounts payable		72,000,000
National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Value of security arrangements		180,000,000
Maximum additional amounts payable		280,000,000
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Value of security arrangements		239,000,000
Maximum additional amounts payable		£ 500,000,000
Latest actuarial valuation | National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Value of security arrangements	£ 186,000,000
Latest actuarial valuation | National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Value of security arrangements	£ 0